Deposits from the Brazilian Central Bank and Deposits from credit institutions	12 Months Ended
Dec. 31, 2018
Deposits from the Brazilian Central Bank and Deposits from credit institutions [Abstract]
Deposits from the Brazilian Central Bank and Deposits from credit institutions

16.        Deposits from the Brazilian Central Bank and Deposits from credit institutions

The breakdown, by classification, type and currency, of the balances of these items is as follows:

Thousand of reais		2018	2017	2016

Classification:
Financial liabilities at amortized cost		99,022,806	79,374,685	78,634,072
Total		99,022,806	79,374,685	78,634,072

Type:
Deposits on demand (1)		709,605	306,081	314,112
Time deposits (2)		47,227,456	52,739,163	49,548,858
Repurchase agreements		51,085,745	26,329,441	28,771,102
Of which:
Backed operations with Private Securities (3)		6,977,766	-	446,429
Backed operations with Government Securities		44,107,979	26,329,441	28,324,673
Total		99,022,806	79,374,685	78,634,072
Thousand of reais	2018	2017	2016

Currency:
Reais	74,159,613	56,562,950	51,339,830
Euro	105,119	407,814	576,994
US dollar	24,758,074	22,156,054	26,546,404
Other currencies	-	247,867	170,844
Total	99,022,806	79,374,685	78,634,072

(1) Non-interest bearing accounts.

(2) It includes the operation with credit institution arising from export and import financing lines, BNDES and Finame on-lending and abroad and other credit lines abroad.

(3) Refers primarily to repurchase agreements backed by own-issued debentures.